Note 3 - Related Party Loans	12 Months Ended
Jul. 31, 2012
Other Liabilities Disclosure [Text Block]
Note 3 - Related Party Loans

As of July 31, 2011, a loan from an individual who is a former Director, officer, and stockholder of the Company amounted to $27,301 (July 31, 2009 - $27,301). The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no terms for repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

As of July 31, 2011, the Company owed to the former officers amounted to $62,500. The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

As of July 31, 2011, loans from the Company’s former officer amounted to $48,499 (July 31, 2010 - $106,000). The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

As of July 31, 2012, The Company received a loan from an officer in the amount of $3,771. The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of prepayment.